Revenue - Summary of Disaggregation of Revenue (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 128,771	$ 22,503	$ 79,272	$ 16,034
Clinical Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	18,134	12,149	28,631	14,032
Software Licensing [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44,245	$ 10,354	24,603	$ 2,002
Value Based Care [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 66,392		$ 26,038